Commitments and Contingencies (Details) (USD $)			0 Months Ended	3 Months Ended		3 Months Ended			3 Months Ended
	Dec. 27, 2013 Remedial costs	Dec. 27, 2013 Remediation and monitoring costs	Jun. 20, 2013 2007 Tax Sharing Agreement	Dec. 27, 2013 2007 Tax Sharing Agreement	Sep. 27, 2013 2007 Tax Sharing Agreement	Dec. 27, 2013 Legacy Matters	Dec. 27, 2013 Asbestos Matters claim	Sep. 27, 2013 Asbestos Matters	Dec. 28, 2012 Former CFO Legacy Matters	Dec. 27, 2013 TE Connectivity 2007 Tax Sharing Agreement	Dec. 27, 2013 Covidien 2007 Tax Sharing Agreement	Dec. 27, 2013 Tyco International 2007 Tax Sharing Agreement	Dec. 27, 2013 Selling, General and Administrative Expenses	Dec. 28, 2012 Selling, General and Administrative Expenses
Legacy Matters Related to Former Management
Claims against the company by former CEO and former CFO						$ 140,000,000
Legacy matter liabilities						92,000,000
Adjustment in loss reserve due to lapsing of time periods, recognized net gain									50,000,000
Environmental Matters [Abstract]
Loss contingency costs, minimum	42,000,000	31,000,000
Loss contingency costs, maximum	110,000,000	85,000,000
Probable contingency loss	74,000,000	62,000,000					10,000,000
Loss contingency accrual, accrued and other current liabilities	51,000,000	48,000,000
Loss contingency accrual, other liabilities	23,000,000	14,000,000
Environmental remediation expense													0	6,000,000
Asbestos Matters
Pending claims, number							5,300
Loss contingency accrual							167,000,000	169,000,000
Loss contingency accrual, before insurance recoveries							319,000,000	321,000,000
Loss contingency accrual, insurance recoveries							152,000,000	152,000,000
Compliance Matters
Tax liability share percentage										31.00%	42.00%	27.00%
Income tax examination, additional taxes owed			883,300,000
Income tax examination, proposed tax penalties			154,000,000
Income tax examination, amount of additional tax deficiency			30,000,000
Income tax examination, amount of disallowed interest and related deductions			2,900,000,000
Income tax examination, amount of estimated adverse impact on financial results			6,600,000,000
CIT tax settlement				60,000,000								16,000,000
Accrued and other current liabilities				$ 130,000,000	$ 130,000,000					$ (19,000,000)	$ (25,000,000)